Cash, Cash Equivalents, and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table categorizes the fair values of cash, cash equivalents, and marketable securities measured at fair value on a recurring basis on our balance sheet at December 31 (in millions):

	Fair Value Level	2015	2016
Cash and cash equivalents
U.S. government	1	$—	$924
U.S. government and agencies	2	—	—
Non-U.S. government and agencies	2	266	142
Corporate debt	2	—	—
Total marketable securities classified as cash equivalents		266	1,066
Cash, time deposits and money market funds		8,620	7,011
Total cash and cash equivalents		$8,886	$8,077

Marketable Securities
U.S. government	1	$298	$1,634
U.S. government and agencies	2	1,169	505
Non-U.S. government and agencies	2	832	632
Corporate debt	2	384	475
Other marketable securities	2	40	34
Total marketable securities		$2,723	$3,280